CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET REVENUES	$ 4,079,000	$ 2,572,000
COST OF REVENUES	1,607,000	1,404,000
GROSS PROFIT	2,472,000	1,168,000
RESEARCH AND DEVELOPMENT EXPENSES	964,000	659,000
SELLING AND MARKETING EXPENSES	2,035,000	3,487,000
GENERAL AND ADMINISTRATIVE EXPENSES	3,851,000	5,470,000
OPERATING INCOME (LOSS)	(4,378,000)	(8,448,000)
FINANCIAL INCOME	1,338,000	7,157,000
FINANCIAL EXPENSES	1,093,000	1,797,000
Financial income (expenses), net	245,000	5,360,000
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	$ (4,133,000)	$ (3,088,000)
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	$ 0	$ 0
EARNINGS (LOSS) PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0.00	$ 0.00
WEIGHTED AVERAGE OF ORDINARY SHARE, diluted (in thousands)	18,030,006	11,760,458
Weighted average number of ordinary shares outstanding during the period (in thousands)	18,030,006	11,760,458